UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2020

Date of reporting period: December 31, 2019

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 99.4%
	Shares	Value
Communication Services — 1.1%
Cardlytics *	9,644	$606,222

Consumer Discretionary — 17.9%
Bed Bath & Beyond	28,115	486,389
Boot Barn Holdings *	9,832	437,819
Callaway Golf	79,484	1,685,061
Chegg *	17,158	650,460
Clarus	33,488	454,097
Eldorado Resorts *	10,357	617,691
Five Below *	3,474	444,186
frontdoor *	20,556	974,766
Kontoor Brands	13,466	565,437
Kura Sushi USA, Cl A *	5,721	145,599
Papa John’s International	18,179	1,148,004
Planet Fitness, Cl A *	6,647	496,398
Pool	1,962	416,690
Stoneridge *	13,863	406,463
Visteon *	10,918	945,390
Wendy’s	19,508	433,273

		10,307,723

Consumer Staples — 9.3%
Chefs’ Warehouse *	14,153	539,371
elf Beauty *	15,302	246,821
Freshpet *	15,126	893,795
Grocery Outlet Holding *	14,541	471,855
Inter Parfums	7,314	531,801
Nomad Foods *	26,571	594,393
Simply Good Foods *	63,012	1,798,363
Sprouts Farmers Market *	12,900	249,615

		5,326,014

Financials — 6.0%
eHealth *	8,239	791,603
Essent Group	13,432	698,330
First Commonwealth Financial	38,391	557,054
First Foundation	24,751	430,667
PRA Group *	11,140	404,382
Seacoast Banking Corp of Florida *	18,948	579,240

		3,461,276

Health Care — 31.1%
Amarin ADR *	29,833	639,620
Argenx ADR *	4,299	690,075
Axsome Therapeutics *	706	72,972
Biohaven Pharmaceutical Holding *	15,557	846,923
CRISPR Therapeutics *	6,290	383,092
Esperion Therapeutics *	10,795	643,706

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Health Care — continued
Exact Sciences *	6,572	$607,779
Global Blood Therapeutics *	9,195	730,911
Guardant Health *	5,143	401,874
Horizon Therapeutics PLC *	18,129	656,270
Immunomedics *	31,703	670,835
Inspire Medical Systems *	6,724	498,988
Iovance Biotherapeutics *	20,246	560,409
Krystal Biotech *	9,251	512,320
Livongo Health *	14,321	358,884
Medicines *	6,741	572,581
MyoKardia *	9,116	664,420
NeoGenomics *	26,534	776,119
Novocure *	12,111	1,020,594
Penumbra *	2,450	402,462
Phreesia *	24,313	647,698
Reata Pharmaceuticals, Cl A *	5,623	1,149,510
Repligen *	9,943	919,728
Sarepta Therapeutics *	4,070	525,193
Silk Road Medical *	15,084	609,092
Teladoc Health *	9,004	753,815
Turning Point Therapeutics *	10,187	634,548
uniQure *	12,905	924,772

		17,875,190

Industrials — 10.3%
Builders FirstSource *	16,193	411,464
Copa Holdings, Cl A	6,514	704,033
Kornit Digital *	42,024	1,438,482
Saia *	12,169	1,133,177
SkyWest	17,108	1,105,690
Trex *	12,799	1,150,374

		5,943,220

Information Technology — 20.3%
Alteryx, Cl A *	6,055	605,924
Aspen Technology *	4,573	553,013
Avalara *	7,452	545,859
CACI International, Cl A *	8,018	2,004,420
Cerence *	14,043	317,793
Coupa Software *	2,605	380,981
Elastic *	4,615	296,745
Everbridge *	6,828	533,130
Lattice Semiconductor *	53,343	1,020,985
ManTech International, Cl A	9,000	718,920
Medallia *	9,155	284,812
Monolithic Power Systems	10,713	1,907,128
Rapid7 *	8,414	471,352
Smartsheet, Cl A *	13,908	624,747
Switch, Cl A	18,896	280,039

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Information Technology — continued
Upland Software *	10,974	$391,882
Viavi Solutions *	28,270	424,050
Workiva, Cl A *	6,858	288,379

		11,650,159

Materials — 1.4%
Graphic Packaging Holding	48,405	805,943

Real Estate — 2.0%
Americold Realty Trust ‡	17,349	608,256
Terreno Realty ‡	10,442	565,330

		1,173,586

Total Common Stock
(Cost $43,147,300)		57,149,333

Total Investments - 99.4%
(Cost $43,147,300)		$57,149,333

Percentages are based on Net Assets of $57,482,724.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of December 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NIC-QH-001-0200

Item 2.    Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: February 26, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and CFO

Date: February 26, 2020